INVENTORIES, NET	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES, NET	7. INVENTORIES, NET
	As of December 31,
	2022	2023
	RMB	RMB

Merchandise and packing materials	60,043	50,061
Less: inventory write-downs	(5,392)	(7,345)
Total inventories, net	54,651	42,716